Organization and Description of the Company	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of the Company
Organization and Description of the Company
RCS Capital Corporation (“we”, “us”, our company” or the “Company”) is a holding company incorporated under the laws of the State of Delaware on December 27, 2012, originally named 405 Holding Corporation. On February 19, 2013, 405 Holding Corporation changed its name to RCS Capital Corporation. The Company was initially formed to hold Realty Capital Securities, LLC (“Realty Capital Securities”), RCS Advisory Services, LLC (“RCS Advisory”) and American National Stock Transfer, LLC (“ANST”) (together known as the “Original Operating Subsidiaries”) and to grow business lines under the Original Operating Subsidiaries.
On June 10, 2013, the Company closed its initial public offering (the “IPO”) of Class A common stock, par value $0.001 per share (Class A common stock”), in which it sold 2,500,000 shares of Class A common stock at $20.00 per share, resulting in net proceeds after offering costs and underwriting discounts and commissions of $43.6 million. Class A common stock entitles holders to one vote per share and full economic rights (including rights to dividends, if any, and distributions upon liquidation). Holders of Class A common stock hold 100% of the economic rights and a portion of the voting rights of the Company. Concurrently with the closing of the IPO on June 10, 2013, the Company underwent a reorganization, in which RCAP Holdings, LLC (“RCAP Holdings”) received 24,000,000 shares of Class B common stock, par value $0.001 per share (“Class B common stock”), in exchange for 100 unclassified shares in the Company previously purchased by RCAP Holdings.
Concurrently with the commencement of the IPO, the Original Operating Subsidiaries also underwent a reorganization, (the “subsidiary reorganization”) in which a new class of operating subsidiary units called “Class A Units,” which entitle the holders thereof to voting and economic rights, were issued to the Company, and a new class of operating subsidiary units called “Class B Units,” which entitle the holder thereof to economic rights but not voting rights, were issued to RCAP Holdings. Also created were “Class C Units” and “LTIP Units.” After the subsidiary reorganization and IPO, through their ownership of Class A Units and Class B Units, the Company owned a 9.4% economic interest in the Original Operating Subsidiaries and RCAP Holdings owned a 90.6% economic interest in the Original Operating Subsidiaries. Prior to the subsidiary reorganization and IPO, RCAP Holdings held a 100% interest in each of the Original Operating Subsidiaries and the Company.
Upon completion of the subsidiary reorganization and the IPO in June of 2013, the Company became the managing member of the Original Operating Subsidiaries and the Company assumed the exclusive right to manage and conduct the business and affairs of the Original Operating Subsidiaries and to take any and all actions on their behalf in such capacity. As a result, the Company consolidates the financial results of the Original Operating Subsidiaries with its own financial results. Net profits and net losses of the Original Operating Subsidiaries are allocated to their members pro rata in accordance with the respective percentages of their membership interests in the Original Operating Subsidiaries. Because the Company and the Original Operating Subsidiaries were under common control at the time of the subsidiary reorganization, the Company’s acquisition of control of the Original Operating Subsidiaries was accounted for at historical cost in the accompanying consolidated financial statements. Accordingly, the operating results of the Original Operating Subsidiaries have been included in the Company’s consolidated financial statements from the date of common control.
Realty Capital Securities, a limited liability company organized in Delaware, is a wholesale broker-dealer registered with the U.S. Securities and Exchange Commission (the “SEC”) and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”) and is the securities broker-dealer for proprietary products sponsored by AR Capital, LLC (an affiliate) and its affiliates, consisting primarily of non-traded real estate investment trusts (“REITs”), as well as a closed-end real estate securities fund, an open-end real estate securities fund and a non-traded business development company fund and, from time to time, programs not sponsored by AR Capital, LLC. Realty Capital Securities also provides investment banking advisory services and capital markets services to related and non-related party issuers of public securities in connection with strategic alternatives related to potential liquidity events and other transactions. Realty Capital Securities markets securities throughout the United States by means of a national network of selling group members consisting of unaffiliated broker-dealers and their registered representatives.
RCS Advisory was organized in Delaware in December 2012 as a limited liability company and commenced operations in January 2013. RCS Advisory provides a range of services to alternative investment programs and other investment vehicles, including offering registration and blue sky filings advice with respect to SEC and FINRA registration maintenance, transaction management, marketing support, due diligence advice and related meetings, events, training and education, conference management and strategic advice in connection with liquidity events and other strategic transactions.
ANST was organized in Delaware in November 2012 as a limited liability company and commenced operations in January 2013 as a transfer agent. ANST acts as a registrar, provides record-keeping services and executes the transfer, issuance and cancellation of shares or other securities in connection with offerings conducted by issuers sponsored directly or indirectly by AR Capital, LLC, effective March 1, 2013. ANST provides transfer agency services through third-party service providers.
On June 30, 2014, RCAP Holdings contributed all its equity interests in First Allied Holdings Inc. (“First Allied”) to the Company. First Allied is a holding company. At December 31, 2013, First Allied’s primary operating subsidiaries included First Allied Securities, Inc. (“FAS”) and First Allied Advisory Services, Inc. (“FAAS”), First Allied Asset Management, Inc. (“FAAM”), FASI Insurance Services, Inc. (“FAIS”) and First Allied Retirement Services, Inc. (“FARS”). First Allied acquired Legend Group Holdings LLC which was a holding company and sole owner of Advisory Services Corporation (“ASC”), Legend Advisory Corporation (“LAC”) and Legend Equities Corporation (“LEC”), which together form the Legend Group, all of which are wholly owned.
On September 25, 2013, First Allied was acquired by RCAP Holdings. Following the transaction, First Allied and all of their subsidiaries continue to operate autonomously under the current management structure and respective brands.
FAS is a registered broker-dealer and member of FINRA and is also a registered investment adviser pursuant to the Investment Advisers Act of 1940. FAS’ primary activities include the brokerage of equity and fixed-income securities as well as the sale of investment company shares, alternative investment products, and insurance products. FAS has agreements with non-affiliated clearing brokers to clear securities transactions, carry customers’ accounts on a fully disclosed basis and perform certain recordkeeping functions.
FAAS is a registered investment adviser pursuant to the Investment Advisers Act of 1940. FAAS provides investment management through brokerage accounts as well as variable annuity sub-accounts.
FAAM is a registered investment adviser pursuant to the Investment Advisers Act of 1940 and is an independent money management company. FAIS is an independent insurance agency. FARS is a third-party pension administrator handling both defined benefit and defined contribution plans.
LEC is a broker-dealer registered with the SEC and a member of FINRA. In addition, LEC is also a licensed insurance agency. LEC sells mutual funds, variable annuity products, stocks, and insurance products. LEC enters into securities and insurance transactions in its capacity as an agent for customers. LEC’s major sources of revenue consist of commissions earned on new sales of mutual fund products and Rule 12b-1 distribution fees on existing eligible assets. LEC has an agreement with a non-affiliated clearing broker to clear securities transactions, carry customers’ accounts on a fully disclosed basis and perform certain record-keeping functions.
As consideration for the contribution, 11,264,929 shares of Class A common stock were issued to RCAP Holdings. First Allied was acquired by RCAP Holdings through a merger transaction on September 25, 2013 for an effective cost of $177.0 million, consisting of $145.0 million in merger consideration (including exchangeable notes issued by RCAP Holdings in the initial aggregate principal amount of $26.0 million (the “First Allied notes”)) paid to the former owners of First Allied and $32.0 million in bank indebtedness of First Allied outstanding immediately following consummation of the merger.
The number of shares issued as consideration was determined based on a value of $207.5 million for the equity of First Allied and the one-day volume weighted average price (“VWAP”), of Class A common stock on January 15, 2014, the day prior to the announcement of the signing of the Cetera merger agreement. The value of $207.5 million for the equity of First Allied established by the Company’s board of directors in January 2014 was determined as the effective cost to RCAP Holdings for First Allied of $177.0 million (consisting of $145.0 million in merger consideration (including First Allied notes) paid by RCAP Holdings to the former owners of First Allied and $32.0 million in bank indebtedness of First Allied outstanding immediately following consummation of the merger), minus indebtedness (net of cash) of First Allied of $7.0 million plus a carrying cost of $37.5 million. The value of the shares of Class A common stock issued by the Company as consideration in the First Allied acquisition was $239.2 million, based on the closing price for Class A common stock of $21.23 per share on June 30, 2014, the date of the consummation of the contribution. Accordingly, the effective cost to the Company for the First Allied acquisition was $271.2 million (including 32.0 million of First Allied indebtedness), which is $94.2 million more than the effective cost to RCAP Holdings for First Allied on September 25, 2013 under the terms of the original First Allied merger agreement. As of September 25, 2013, the date of common control, the Company recorded $137.2 million of net assets related to First Allied as a result of the contribution.
In addition, following consummation of the contribution, $32.0 million of First Allied indebtedness was outstanding. On July 28, 2014, the First Allied outstanding indebtedness was repaid by the Company as required by the terms of the bank facilities (the “Bank Facilities”) the Company entered into in connection with the financings the Company entered into in connection with the closing of the acquisition of Cetera (the “Cetera financings”) on April 29, 2014.
The Company’s acquisition of First Allied was accounted for at historical cost in a manner similar to a pooling-of-interest accounting because First Allied and the Company were under the common control of RCAP Holdings at the time of the acquisition of First Allied by RCAP Holdings. The Company has presented these recast consolidated financial statements, including the elimination of transactions between the Company and First Allied, to reflect the results of operations and financial position of First Allied as if the Company had acquired it on September 25, 2013, the date that First Allied was acquired by RCAP Holdings. The acquisition of First Allied by RCAP Holdings was accounted for by RCAP Holdings using the purchase method of accounting; therefore, the purchase price was allocated to First Allied’s assets and liabilities at fair value and any excess purchase price was then attributed to intangible assets and goodwill. When the Company acquired First Allied from RCAP Holdings, no additional intangible assets or goodwill were recorded.
The table below presents the impact of First Allied on the Company’s statement of financial condition as of December 31, 2013 (in thousands):

	RCS Capital Corporation (as reported)	First Allied	Reclassifications and Eliminations	RCS Capital Corporation (as recast)
Total assets	$111,127	$225,623	$(225)	$336,525
Total liabilities	31,601	88,795	(225)	120,171
Stockholders’ equity	44,856	136,828	—	181,684
Non-controlling interest	34,670	—	—	34,670
Total liabilities and equity	$111,127	$225,623	$(225)	$336,525

The table below presents the impact of First Allied on the Company’s results of operations for the year ended December 31, 2013 (in thousands):

	RCS Capital Corporation (as reported)	First Allied(1)	Reclassifications and Eliminations	RCS Capital Corporation (as recast)
Total revenues	$886,495	$95,171	$(6,599)	$975,067
Total expenses	785,943	95,865	(6,599)	875,209
Income (loss) before taxes	100,552	(694)	$—	99,858
Provision for income taxes	2,202	(359)	—	1,843
Net income	98,350	(335)	—	98,015

(1) Reflects the results of operations of First Allied from September 25, 2013 through December 31, 2013.